Acquisitions and Divestments - Schedule of Total Purchase Price (Parenthetical) (Detail)	Dec. 07, 2015 $ / shares
Freescale Semiconductor, Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration payable for each ordinary share of acquiree	$ 6.25